Income Taxes (Tables)	12 Months Ended
Mar. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Federal Income Tax
	2015	2014
Federal income tax benefit attributable to:
Current operations	$1,405,416	$1,021,679
Less: valuation allowance	(1,405,416)	(1,021,679)
Net provision for Federal income taxes	$0	$0

Schedule of Deferred Tax Asset
	March 31, 2015	March 31, 2014
Deferred tax asset attributable to:
Net operating loss carryover	$2,454,951	$1,049,535
Less: valuation allowance	(2,454,951)	(1,049,535)
Net deferred tax asset	$0	$0